NEW COVENANT FUNDS

New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
New Covenant Growth Fund
New Covenant Income Fund
(each, a "Fund," and together, the "Funds")

Supplement dated June 30, 2025
to the Prospectus dated October 31, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

This Prospectus is hereby amended and supplemented to reflect the following change to the Funds.

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of a Fund to the following:

By Regular Mail:

New Covenant Funds
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

By Overnight Service:

New Covenant Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Avenue
Suite 219252
Kansas City, MO 64105-1307

All other references to the Funds' mailing address are hereby replaced with the regular mailing address above.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1613 (06/2025)